RESTRUCTURING OF OPERATIONS AND OTHER ITEMS	12 Months Ended
Dec. 31, 2022
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS

4.    RESTRUCTURING OF OPERATIONS AND OTHER ITEMS

In 2022, a charge of $3.5 million was recorded in connection with cost reduction initiatives ($12.3 million in 2021 and $13.1 million in 2020), while a $2.9 million impairment charge on assets was also recorded in 2022 ($0.8 million in 2021 and $8.4 million in 2020).

In addition, in 2022, the Corporation also recorded $6.3 million in charges related to other items (a gain of $1.5 million in 2021 and a charge of $7.9 million in 2020).